Financial assets and liabilities	6 Months Ended
Jun. 30, 2023
Financial assets and liabilities
Financial assets and liabilities

10.     Financial assets and liabilities

At June 30, 2023 the Group’s net debt and available liquidity was as set out below:

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	489	—
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	—
6.000% Senior Secured Green Notes	USD	600	15-Jun-27	Bullet	600	600	—
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	543	—
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	—
Global Asset Based Loan Facility	USD	407	06-Aug-26	Revolving	—	70	337
Lease obligations	Various	—	—	Amortizing	—	392	—
Other borrowings	Various	—	Rolling	Amortizing	—	40	—
Total borrowings						3,784	337
Deferred debt issue costs						(33)	—
Net borrowings						3,751	337
Cash, cash equivalents and restricted cash						(182)	182
Derivative financial instruments used to hedge foreign currency and interest rate risk						12	—
Net debt / available liquidity						3,581	519

The fair value of the Group’s total borrowings, excluding lease obligations at June 30, 2023 is $2,847 million (December 31, 2022: $2,742 million).

A number of the Group’s borrowing agreements contain certain covenants that restrict the Group’s flexibility in areas such as the incurrence of additional indebtedness (primarily maximum secured borrowings to Adjusted EBITDA and a minimum Adjusted EBITDA to interest expense), payment of dividends and incurrence of liens.

The Global Asset Based Loan Facility is subject to a fixed charge coverage ratio covenant if 90% or more of the facility is drawn. The facility also includes cash dominion, representations, warranties, events of default and other covenants that are of a nature customary for such facilities.

At December 31, 2022 the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	480	—
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	—
6.000% Senior Secured Green Notes	USD	600	15-Jun-27	Bullet	600	600	—
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	533	—
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	—
Global Asset Based Loan Facility	USD	415	06-Aug-26	Revolving	—	—	415
Lease obligations	Various	—	—	Amortizing	—	327	—
Other borrowings	Various	—	Rolling	Amortizing	—	40	—
Total borrowings						3,630	415
Deferred debt issue costs						(38)	—
Net borrowings						3,592	415
Cash, cash equivalents and restricted cash						(555)	555
Net debt / available liquidity						3,037	970

The maturity profile of the Group’s net borrowings is as follows:

	At June 30,	At December 31,
	2023	2022
	$'m	$'m
Within one year or on demand	140	68
Between one and three years	132	100
Between three and five years	720	704
Greater than five years	2,792	2,758
Total borrowings	3,784	3,630
Deferred debt issue costs	(33)	(38)
Net borrowings	3,751	3,592

Earnout Shares and Warrants

Please refer to note 12 for further details about the recognition and measurement of the Earnout Shares as well as the Public Warrants and Private Warrants.

Financing activity

Lease obligations at June 30, 2023 of $392 million (December 31, 2022: $327 million), primarily reflects $103 million of new lease liabilities, partly offset by $38 million of principal repayments, in the six months ended June 30, 2023.

At June 30, 2023, the Group had $337 million available under the Global Asset Based Loan Facility (December 31, 2022: $415 million).

Fair value methodology

There has been no change to the fair value hierarchies for determining and disclosing the fair value of financial instruments.

Fair values are calculated as follows:

(i)	Senior Secured Green and Senior Green Notes – the fair value of debt securities in issue is based on valuation techniques in which all significant inputs are based on observable market data and represent Level 2 inputs.
(ii)	Global Asset Based Loan Facility and other borrowings – the fair values of the borrowings in issue is based on valuation techniques in which all significant inputs are based on observable market data and represent Level 2 inputs.
(iii)	Cross currency interest rate swaps (“CCIRS”) – The fair values of the CCIRS are based on quoted market prices and represent Level 2 inputs.
(iv)	Commodity and foreign exchange derivatives – the fair value of these derivatives are based on quoted market prices and represent Level 2 inputs.
(v)	Earnout Shares, Private Warrants and Public Warrants – the fair values of the Earnout Shares and Private Warrants are based on valuation techniques using an unobservable volatility assumption which represents Level 3 inputs, whereas the fair value of the Public Warrants is based on an observable market price and represents a Level 1 input.

Foreign currency derivative financial instruments

The Group operates in a number of currencies and, accordingly, hedges a portion of its currency transaction risk. Cash of $1 million was received and cash of $11 million was paid in respect of hedging in the three and six months ended June 30, 2023 respectively (2022: $20 million and $30 million recieved) and is presented as settlement of foreign currency derivative instruments in the unaudited consolidated interim statement of cash flows.

Cross currency interest rate swaps

In the six months ended June 30, 2023, the Group entered into a series of CCIRS, swapping $300 million into synthetic GBP debt. These CCIRS were designated as hedge accounting arrangements to hedge certain portions of it borrowings and interest thereon, and had a net liability position of $12 million at June 30, 2023.